Land Use Rights, Net (Details) - Schedule of land use rights, stated at cost less accumulated amortization - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Land Use Rights Stated At Cost Less Accumulated Amortization [Abstract]
Land use rights - cost	$ 10,204,968
Less: accumulated amortization	(121,726)
Land use rights, net	$ 10,083,242